Quarterly Results Of Operations (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Quarterly Financial Information [Abstract]
Revenue	$ 186,823	$ 187,083	$ 176,628	$ 166,789	$ 157,789	$ 165,385	$ 157,754	$ 150,716	$ 159,208	$ 688,288	$ 633,063	$ 616,084
Cost of revenue	49,396	47,697	57,853	45,512	44,593	53,318	50,455	49,982	54,962	195,655	208,717	225,649
Gross Profit	137,427	139,386	118,775	121,277	113,196	112,067	107,299	100,734	104,246	492,633	424,346	390,435
Income (loss) from operations	12,657	15,299	(189,212)	22,001	7,239	24,132	23,085	15,616	14,147	(144,675)	76,980	(166,202)
Net (loss) income	$ 11,975	$ (57,869)	$ (189,782)	$ 3,816	$ (5,084)	$ 5,617	$ 4,720	$ (1,961)	$ (25,252)	$ (248,919)	$ (16,876)	$ (210,340)
Basic	$ 0.02	$ (0.1)	$ (0.34)	$ 0.01	$ (0.01)	$ 0.01	$ 0.01	$ 0	$ (0.05)
Diluted	$ 0.02	$ (0.1)	$ (0.34)	$ 0.01	$ (0.01)	$ 0.01	$ 0.01	$ 0	$ (0.05)